Organization (Details)	Dec. 08, 2016 USD ($)	Dec. 08, 2016 CNY (¥)	Feb. 05, 2016	Jan. 25, 2016
Jinzheng [Member]
Organization (Textual)
Equity interest percentage			100.00%	100.00%
Beijing Hezhong Qingyuan Environmental Protection Science and Technology Co., Ltd. [Member]
Organization (Textual)
Equity interest percentage	100.00%	100.00%
Consideration transaction	$ 31,678	¥ 220,000